DEPRECIATION AND AMORTIZATION (Tables)	12 Months Ended
Mar. 31, 2022
DEPRECIATION AND AMORTIZATION
Schedule of depreciation and amortization

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Property, plant and equipment (Note 10)	810,925	346,011
Right of use asset (Note 12)	2,626,207	987,226
Intangible assets (Note 11)	165,935	61,167
Total depreciation and amortization	3,603,067	1,394,404